Condensed Inteirm Statements of Cash Flows - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Activities
Net loss	$ (25,505)	$ (68,295)
Items not involving cash:
Interest expense on loan and convertible debentures	7,993	8,746
Share-based payment	7,410	50,265
Loss/(Gain) on debt settlement
Total items not involving cash	(10,102)	(9,284)
Changes in non-cash working capital
GST/HST receivable	5,083	(713)
Accounts payable and accrued liabilities	(7,811)	(6,366)
Due to related parties	6,300	5,872
Cash used in operating activities	(6,530)	(104,891)
Investing Activities
Purchase of mineral property interest	0	(5,510)
Cash used in investing activities	0	(5,510)
Financing Activities
Share subscription received	0	9,000
Cash provided by financing activities	0	9,000
Net increase (decrease) in cash	(6,530)	(7,001)
Cash, beginning	59,922	18,304
Cash, ending	$ 53,392	$ 11,303